Financial instruments (Narrative) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Appreciation of the Canadian dollar	10.00%
Net financial liabilities	$ 846,127	$ 619,689	$ 349,957
Depreciation of the US Dollar	10.00%